SHARE CAPITAL - Disclosure of Fair Value of Share Purchase Warrants Issued (Details) - Warrants [Member]	12 Months Ended
May 31, 2025 Year
Disclosure of classes of share capital [line items]
Dividend rate	0.00%
Minimum [Member]
Disclosure of classes of share capital [line items]
Risk-free interest rate	2.84%
Expected life	2
Expected volatility	50.35%
Maximum [Member]
Disclosure of classes of share capital [line items]
Risk-free interest rate	3.85%
Expected life	5
Expected volatility	64.63%